Leases - Maturities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2021	$ 1,288
2022	647
2023	261
Payments due, total	2,196
Interest	126
Lease liabilities	2,070
Maximum
Finance Lease, Liability, Payment, Due [Abstract]
Finance lease total payments	100
Interest	100
Net finance lease liability	$ 100